UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE EQUITY FUND

FORM N-Q

JULY 31, 2011

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.9%
Johnson Controls Inc.	245,930	$9,087,114

Automobiles - 1.0%
Harley-Davidson Inc.	114,100	4,950,799

Hotels, Restaurants & Leisure - 0.6%
Yum! Brands Inc.	52,630	2,779,917

Household Durables - 2.2%
Lennar Corp., Class A Shares	144,440	2,555,144
Toll Brothers Inc.	420,590	8,394,976	*

Total Household Durables		10,950,120

Media - 3.6%
News Corp., Class B Shares	591,090	9,752,985
Walt Disney Co.	205,700	7,944,134

Total Media		17,697,119

Specialty Retail - 1.0%
Staples Inc.	315,174	5,061,694

TOTAL CONSUMER DISCRETIONARY		50,526,763

CONSUMER STAPLES - 10.4%
Beverages - 1.4%
PepsiCo Inc.	106,390	6,813,215

Food & Staples Retailing - 0.8%
Wal-Mart Stores Inc.	69,670	3,672,306

Food Products - 4.4%
Kellogg Co.	207,380	11,567,656
McCormick & Co. Inc., Non Voting Shares	208,080	10,123,092

Total Food Products		21,690,748

Household Products - 1.3%
Procter & Gamble Co.	107,130	6,587,424

Tobacco - 2.5%
Philip Morris International Inc.	173,370	12,338,743

TOTAL CONSUMER STAPLES		51,102,436

ENERGY - 14.8%
Energy Equipment & Services - 4.5%
Diamond Offshore Drilling Inc.	73,550	4,988,897
Halliburton Co.	134,970	7,386,908
National-Oilwell Varco Inc.	120,190	9,683,708

Total Energy Equipment & Services		22,059,513

Oil, Gas & Consumable Fuels - 10.3%
Apache Corp.	74,310	9,193,633
Chevron Corp.	52,000	5,409,040
Exxon Mobil Corp.	240,440	19,184,708
Newfield Exploration Co.	79,410	5,353,822	*
Petroleo Brasileiro SA, ADR	133,260	4,526,842
Total SA, ADR	120,490	6,514,894

Total Oil, Gas & Consumable Fuels		50,182,939

TOTAL ENERGY		72,242,452

FINANCIALS - 13.3%
Capital Markets - 1.0%
Charles Schwab Corp.	337,330	5,036,337

Commercial Banks - 3.4%
Comerica Inc.	110,270	3,531,948
Wells Fargo & Co.	471,190	13,165,049

Total Commercial Banks		16,696,997

Consumer Finance - 1.5%
American Express Co.	140,470	7,029,119

Diversified Financial Services - 5.0%
Bank of America Corp.	336,060	3,263,142
Citigroup Inc.	57,474	2,203,553

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Diversified Financial Services - continued
JPMorgan Chase & Co.	243,200	$9,837,440
Moody’s Corp.	260,190	9,265,366

Total Diversified Financial Services		24,569,501

Insurance - 2.4%
Berkshire Hathaway Inc., Class A Shares	47	5,240,500	*
MetLife Inc.	154,890	6,383,017

Total Insurance		11,623,517

TOTAL FINANCIALS		64,955,471

HEALTH CARE - 12.1%
Biotechnology - 0.9%
Human Genome Sciences Inc.	195,670	4,111,027	*

Health Care Equipment & Supplies - 0.7%
Edwards Lifesciences Corp.	48,920	3,490,442	*

Health Care Providers & Services - 1.7%
Aetna Inc.	89,290	3,704,642
AmerisourceBergen Corp.	121,010	4,635,893

Total Health Care Providers & Services		8,340,535

Pharmaceuticals - 8.8%
Bristol-Myers Squibb Co.	283,800	8,133,708
GlaxoSmithKline PLC, ADR	97,650	4,337,613
Johnson & Johnson	87,350	5,659,406
Novartis AG, ADR	158,940	9,727,128
Pfizer Inc.	629,220	12,106,193
Warner Chilcott PLC, Class A Shares	152,030	3,195,671

Total Pharmaceuticals		43,159,719

TOTAL HEALTH CARE		59,101,723

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.6%
Honeywell International Inc.	113,410	6,022,071
Orbital Sciences Corp.	380,070	6,582,813	*

Total Aerospace & Defense		12,604,884

Air Freight & Logistics - 1.2%
United Parcel Service Inc., Class B Shares	81,420	5,635,892

Building Products - 0.9%
Masco Corp.	433,360	4,571,948

Industrial Conglomerates - 2.5%
3M Co.	56,150	4,892,911
General Electric Co.	405,020	7,253,908

Total Industrial Conglomerates		12,146,819

Machinery - 3.8%
Cummins Inc.	49,810	5,224,073
Deere & Co.	61,020	4,790,680
Eaton Corp.	101,020	4,843,909
Harsco Corp.	141,030	3,865,632

Total Machinery		18,724,294

Road & Rail - 1.0%
Norfolk Southern Corp.	67,840	5,135,488

TOTAL INDUSTRIALS		58,819,325

INFORMATION TECHNOLOGY - 16.3%
Computers & Peripherals - 4.2%
Apple Inc.	39,380	15,377,103	*
NetApp Inc.	106,270	5,049,950	*

Total Computers & Peripherals		20,427,053

Internet Software & Services - 3.0%
Google Inc., Class A Shares	24,900	15,031,881	*

IT Services - 2.3%
International Business Machines Corp.	61,700	11,220,145

Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV, New York Registered Shares	204,451	7,288,678

See Notes to Schedule of Investments.

2

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - continued
Texas Instruments Inc.	152,540	$4,538,065
Xilinx Inc.	85,740	2,752,254

Total Semiconductors & Semiconductor Equipment		14,578,997

Software - 3.8%
Autodesk Inc.	160,730	5,529,112	*
Microsoft Corp.	205,728	5,636,947
Oracle Corp.	243,020	7,431,552

Total Software		18,597,611

TOTAL INFORMATION TECHNOLOGY		79,855,687

MATERIALS - 5.7%
Chemicals - 1.9%
Air Products & Chemicals Inc.	39,880	3,538,552
Ecolab Inc.	67,740	3,387,000
Potash Corp. of Saskatchewan Inc.	43,200	2,497,392

Total Chemicals		9,422,944

Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold Inc.	77,290	4,093,278
Newmont Mining Corp.	106,870	5,943,041

Total Metals & Mining		10,036,319

Paper & Forest Products - 1.7%
International Paper Co.	286,410	8,506,377

TOTAL MATERIALS		27,965,640

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications Inc.	259,540	9,159,167

Wireless Telecommunication Services - 1.0%
American Tower Corp., Class A Shares	96,910	5,090,682	*

TOTAL TELECOMMUNICATION SERVICES		14,249,849

UTILITIES - 0.9%
Multi-Utilities - 0.9%
Sempra Energy	90,030	4,563,621

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $369,390,051)		483,382,967

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity - $5,775,063; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value - $5,890,502) (Cost - $5,775,000)	0.130%	8/1/11	$5,775,000	5,775,000

TOTAL INVESTMENTS - 99.9% (Cost - $375,165,051#)				489,157,967
Other Assets in Excess of Liabilities - 0.1%				475,612

TOTAL NET ASSETS - 100.0%				$489,633,579

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$483,382,967	—	—	$483,382,967
Short-term investments†	—	$5,775,000	—	5,775,000

Total investments	$483,382,967	$5,775,000	—	$489,157,967

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is

4

Notes to Schedule of Investments (unaudited) (continued)

marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$124,895,657
Gross unrealized depreciation	(10,902,741)

Net unrealized appreciation	$113,992,916

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 22, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 22, 2011